Exhibit 99.1

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/15
Transaction Month	52
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 22, 2011
Closing Date:	May 18, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:	$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%	May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%	March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%	September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%	February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%	February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%	March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%	November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$-	-	$-	-	$-
Class C Notes	$10,956,437.49	0.3190576	$-	-	$10,956,437.49
Class D Notes	$25,250,000.00	1.0000000	$-	-	$25,250,000.00
Total Securities	$36,206,437.49	0.0362064	$-	-	$36,206,437.49

Weighted Avg. Coupon (WAC)	5.06%		5.12%
Weighted Avg. Remaining Maturity (WARM)	14.67		14.05
Pool Receivables Balance	$58,112,422.44		$51,666,779.91
Remaining Number of Receivables	15,841		15,224

Adjusted Pool Balance	$56,408,796.89		$50,192,639.12

III. COLLECTIONS

Principal:
Principal Collections	$6,345,341.42
Repurchased Contract Proceeds Related to Principal	$51,666,779.91
Recoveries/Liquidation Proceeds	$87,678.70
Total Principal Collections	$58,099,800.03

Interest:
Interest Collections	$248,073.41
Late Fees & Other Charges	$27,913.11
Interest on Repurchase Principal	$129,129.68
Total Interest Collections	$405,116.20

Collection Account Interest	$516.96
Reserve Account Interest	$427.23
Servicer Advances	$-

Total Collections	$58,505,860.42

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/15
Transaction Month	52
30/360 Days	30
Actual/360 Days	30

IV.  DISTRIBUTIONS

Total Collections	$58,505,860.42
Reserve Account Available	$5,050,589.85
Total Available for Distribution	$63,556,450.27

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$48,427.02	$-	$48,427.02	$48,427.02
Collection Account Interest					$516.96
Late Fees & Other Charges					$27,913.11
Total due to Servicer					$76,857.09

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$-		$-	$-

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$26,112.84		$26,112.84	$26,112.84

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$58,329,034.24

Reserve Account Release					$5,050,589.85
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$36,206,437.49

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$-		$-
Class B Notes Total:		$-		$-
Class C Notes Total:		$6,216,157.77		$10,956,437.49
Class D Notes Total:		$-		$25,250,000.00
Total Noteholders Principal		$6,216,157.77		$36,206,437.49

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					$27,173,186.61

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,703,625.55
Beginning Period Amount	$1,703,625.55
Current Period Amortization	$229,484.76
Ending Period Required Amount	$1,474,140.79
Ending Period Amount	$1,474,140.79
Next Distribution Date Amount	$1,266,235.71

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$5,050,589.85
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$-
Ending Period Amount	$-

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$20,202,359.40	$50,192,639.12	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool	2.00%	4.97%	2.00%
Overcollateralization as a % of Current Adjusted Pool	35.81%	100.00%	40.25%

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/15
Transaction Month	52
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.70%	14,874	96.06%	$49,629,307.91
30 - 60 Days	1.71%	261	2.88%	$1,488,558.25
61 - 90 Days	0.50%	76	0.93%	$480,593.81
91 + Days	0.09%	13	0.13%	$68,319.94
		15,224		$51,666,779.91
Total
Delinquent Receivables 61 + days past due	0.58%	89	1.06%	$548,913.75
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.50%	79	0.82%	$474,614.70
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.49%	81	0.77%	$501,297.47
Three-Month Average Delinquency Ratio	0.53%		0.88%

Repossession in Current Period		8		$46,232.87
Repossession Inventory		19		$29,521.62

Charge-Offs
Gross Principal of Charge-Off for Current Period				$100,301.11
Recoveries				$(87,678.70)
Net Charge-offs for Current Period				$12,622.41

Beginning Pool Balance for Current Period				$58,112,422.44

Net Loss Ratio				0.26%
Net Loss Ratio for 1st Preceding Collection Period				-0.74%
Net Loss Ratio for 2nd Preceding Collection Period				-0.60%
Three-Month Average Net Loss Ratio for Current Period				-0.36%

Cumulative Net Losses for All Periods				$7,158,378.36
Cumulative Net Losses as a % of Initial Pool Balance				0.68%

Principal Balance of Extensions				$315,764.53
Number of Extensions				51

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